Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 3,418	$ 3,498
Accumulated Amortization	(2,222)	(1,969)
Intangible Asset, net	$ 1,196	$ 1,529
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)	3 years 3 months 18 days	5 years
Gross Carrying Amount	$ 3,014	$ 3,049
Accumulated Amortization	(1,822)	(1,564)	$ (1,263)
Intangible Asset, net	$ 1,192	$ 1,485	$ 1,969
Outsourced Contract Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Life (in Years)	9 months 18 days	1 year 6 months
Gross Carrying Amount	$ 404	$ 449
Accumulated Amortization	(400)	(405)
Intangible Asset, net	$ 4	$ 44